Document and Entity Information	Jan. 31, 2019
Prospectus:
Document Type	497
Document Period End Date	Jan. 31, 2019
Registrant Name	MORGAN STANLEY MULTI CAP GROWTH TRUST
Central Index Key	0001002427
Amendment Flag	false
Document Creation Date	Jan. 31, 2019
Document Effective Date	Jan. 31, 2019
Prospectus Date	Mar. 30, 2018
Morgan Stanley Multi Cap Growth Trust | A
Prospectus:
Trading Symbol	CPOAX
Morgan Stanley Multi Cap Growth Trust | B
Prospectus:
Trading Symbol	CPOBX
Morgan Stanley Multi Cap Growth Trust | L
Prospectus:
Trading Symbol	CPOCX
Morgan Stanley Multi Cap Growth Trust | I
Prospectus:
Trading Symbol	CPODX
Morgan Stanley Multi Cap Growth Trust | CLASS IS
Prospectus:
Trading Symbol	MCRTX
Morgan Stanley Multi Cap Growth Trust | Class C
Prospectus:
Trading Symbol	MSCMX